Segments and Geographic Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Significant CODM expense categories
The table below summarizes the significant expense categories regularly provided to, and reviewed by, the CODM for the three months ended March 31, 2026 and 2025 (in thousands):

	Three Months Ended March 31,
	2026	2025
Operating expenses:
Research and development
Clinical and manufacturing	$672	$38
Other research and development	987	472

Total research and development	1,659	510
General and administrative	2,136	712

Loss from operations	(3,795)	(1,222)
Other (income) expense, net	(41)	487

Total other (income) expense, net	(41)	487

Net loss	$(3,754)	$(1,709)

The table below summarizes the significant expense categories regularly provided to, and reviewed by, the CODM for the years ended December 31, 2025, 2024 and 2023 (in thousands).

	Years Ended December 31,
	2025	2024	2023
License and service revenue:	$—	$6,359	$—
Operating expenses:
Research and development
Clinical and manufacturing	718	1,193	2,577
Other research and development	2,338	2,384	6,021

Total research and development	3,056	3,577	8,598
General and administrative	3,382	5,250	8,690

Total operating expenses:	6,438	8,827	17,288

Loss from operations	(6,438)	(2,468)	(17,288)
Other (income) expense, net	(443)	675	(234)

Total other expense (income), net	(443)	675	(234)

Net loss	$(5,995)	$(3,143)	$(17,054)